SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2014
SEGMENT REPORTING [Abstract]
Summary of the Company's segment net sales, gross profit and segment margin
	Years ended December 31,
Net Sales by Segment	2014	% of net sales	2013	% of net sales	2012	% of net sales
	(in thousands, except percentages)
Equipment	$105,988	82%	$141,138	86%	$160,688	86%
Services—Equipment Based Services	23,432	18%	23,301	14%	25,784	14%
—Operational Support Services	—	0%	—	0%	256	0%
Total Sales	$129,420	100%	$164,439	100%	$186,728	100%

	Years ended December 31,
Gross profit/(loss) by Segment	2014	Gross profit %	2013	Gross profit %	2012	Gross profit %
	(in thousands, except percentages)
Equipment	$21,000	20%	$41,250	29%	$64,835	40%
Services—Equipment Based Services	1,128	5%	(1,030)	-4%	3,546	14%
—Operational Support Services	—	0%	—	0%	(223)	-87%
Total Gross profit	$22,128	17%	$40,220	24%	$68,158	37%

	Years ended December 31,
Segment Margin and Operating Loss	2014	2013	2012
	(in thousands)
Equipment	$6,583	$24,047	$34,661
Services—Equipment Based Services	1,105	(1,037)	3,524
—Operational Support Services	(22)	(2,112)	(7,420)
Total segment margin	7,666	20,898	30,765
General and Corporate	(21,739)	(34,131)	(60,308)
Operating Income (Loss)	$(14,073)	$(13,233)	$(29,543)

Schedule of sales data by geographical area
	Years Ended December 31,
	2014	% of net sales	2013	% of net sales	2012	% of net sales
	(in thousands, except percentages)
Net Sales by Region
China	$15,465	12%	$6,945	4%	$38,544	21%
Japan	58,999	46%	93,203	57%	99,367	53%
India	37,424	29%	26,595	16%	23,992	13%
Taiwan	6,706	5%	13,332	8%	9,824	5%
Other	10,826	8%	24,364	15%	15,001	8%
Total	$129,420	100%	$164,439	100%	$186,728	100%

Schedule of long-lived assets, consisting of property, plant and equipment, by geographical area
	December 31,
	2014	2013
	(in thousands)
China	$1,988	$3,795
Other	1,049	976
Total long-lived assets	$3,037	$4,771